February 28, 2025
2025 Quarterly Report (Unaudited)

BlackRock Municipal Series Trust
• BlackRock Strategic Municipal Opportunities Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
February 28, 2025
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds
Commercial Services & Supplies — 0.6%
Grand Canyon University, 5.13%, 10/01/28	$23,055	$ 21,826,168
Total Corporate Bonds — 0.6% (Cost: $23,055,000)		21,826,168

	Shares
Investment Companies
Financial Services — 0.5%
Nuveen AMT-Free Quality Municipal Income Fund	1,750,000	20,300,000
Total Investment Companies — 0.5% (Cost: $20,028,698)		20,300,000

	Par (000)
Municipal Bonds
Alabama — 7.3%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 01/01/54	$31,050	33,250,286
Series A, 5.25%, 05/01/55	9,000	9,782,848
Series B, 5.25%, 12/01/53	9,000	9,768,618
Series C, 5.50%, 10/01/54	25,000	27,412,987
Series D, 5.00%, 03/01/55	10,000	10,858,659
County of Jefferson Alabama Sewer Revenue, Refunding RB
5.25%, 10/01/49	5,000	5,325,076
5.50%, 10/01/53	5,485	5,906,529
Energy Southeast A Cooperative District, RB(a)
Series A-1, 5.50%, 11/01/53	31,150	33,869,629
Series B, 5.25%, 07/01/54	26,885	29,044,540
Series B-1, 5.75%, 04/01/54	53,565	59,524,229
Southeast Alabama Gas Supply District, Refunding RB, Series A, 5.00%, 08/01/54(a)	3,000	3,210,071
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 5.00%, 01/01/56	6,200	6,572,740
Series B, 5.00%, 01/01/54	36,495	38,669,107
Series B, 5.25%, 03/01/55	7,450	7,953,213
		281,148,532
Alaska — 0.0%
Northern Tobacco Securitization Corp., Refunding RB, Series A, Class 1, 4.00%, 06/01/50	1,000	893,018
Arizona — 2.7%
Arizona Industrial Development Authority, RB, 7.10%, 01/01/55(b)	3,130	3,189,673
City of Mesa Arizona Utility System Revenue, RB
5.00%, 07/01/41	7,535	8,265,946
5.00%, 07/01/44	18,200	19,636,448
City of Phoenix Civic Improvement Corp., ARB, Junior Lien, 5.00%, 07/01/49	5,000	5,223,600
City of Phoenix Civic Improvement Corp., RB, Junior Lien, 5.25%, 07/01/47	3,330	3,637,238
Security	Par (000)	Value
Arizona (continued)
Maricopa County & Phoenix Industrial Development Authorities, RB, S/F Housing, Series C, (FHLMC, FNMA, GNMA), 6.25%, 03/01/55	$6,350	$ 7,128,359
Maricopa County Industrial Development Authority, RB, 7.38%, 10/01/29(b)	18,280	18,801,005
Salt River Project Agricultural Improvement & Power District, RB
Series A, 5.00%, 01/01/49	3,000	3,235,292
Series A, 5.00%, 01/01/50	8,370	8,899,240
Series B, 5.00%, 01/01/48	6,250	6,719,791
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A, 01/01/45(c)	12,000	13,146,383
Yuma Industrial Development Authority, Refunding RB, Series A, 5.25%, 08/01/49	4,350	4,659,673
		102,542,648
Arkansas(b) — 1.2%
Arkansas Development Finance Authority, RB
AMT, 4.50%, 09/01/49	5,355	5,243,345
AMT, 4.75%, 09/01/49	15,460	15,260,632
AMT, Sustainability Bonds, 7.38%, 07/01/48	23,000	26,261,786
		46,765,763
California — 6.3%
California Community Choice Financing Authority, RB, Series G, Sustainability Bonds, 5.00%, 11/01/55(a)	17,750	18,897,211
California Enterprise Development Authority, RB, 10.00%, 11/15/32(b)	670	662,327
California Health Facilities Financing Authority, RB
Series A, 5.25%, 12/01/40	2,100	2,305,372
Series A, 5.25%, 12/01/41	2,850	3,114,061
California Housing Finance Agency, RB, M/F Housing, Series A, 4.25%, 01/15/35	18	18,409
California Infrastructure & Economic Development Bank, RB, Series A-4, AMT, 8.00%, 01/01/50(a)(b)	37,380	38,866,026
California Infrastructure & Economic Development Bank, Refunding RB, Series A, AMT, Sustainability Bonds, 01/01/65(a)(b)(c)	58,575	59,380,406
California Municipal Finance Authority, RB
5.38%, 07/01/34(b)	1,000	1,000,462
5.63%, 07/01/44(b)	2,760	2,760,609
6.00%, 07/01/44	1,960	1,960,969
Series A, AMT, 4.00%, 07/15/29	2,120	2,103,055
California School Finance Authority, RB(b)
Series A, 7.00%, 06/01/54	895	878,692
Series B, 9.00%, 06/01/34	100	101,400
City of Los Angeles Department of Airports, Refunding ARB
Series S, AMT, 5.00%, 05/15/40	9,500	10,197,217
Series A, AMT, Subordinate, 5.00%, 05/15/34	5,430	5,763,396
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, 5.25%, 11/01/52	5,000	5,507,605
CSCDA Community Improvement Authority, RB, M/F Housing(b)
Series B, Sub Lien, Sustainability Bonds, 4.00%, 12/01/59	10,420	7,146,121
Sustainability Bonds, 4.00%, 07/01/58	5,880	4,098,322
Series B, Sustainability Bonds, 4.00%, 07/01/58	6,700	3,330,119

Schedule of Investments (unaudited)(continued)
February 28, 2025
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(d)	$136,220	$ 15,962,035
Peralta Community College District, GO, Series B, 5.50%, 08/01/52	5,000	5,559,312
Sacramento Municipal Utility District, Refunding RB, Series H, Sustainability Bonds, 5.00%, 08/15/50	11,670	12,358,644
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series 2, Class A, AMT, 5.25%, 05/01/49	5,875	6,258,558
Series A, AMT, 5.25%, 05/01/55	6,000	6,387,452
Series A, AMT, 5.50%, 05/01/55	14,000	15,185,518
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB, Series A, AMT, 5.00%, 05/01/34	4,685	5,033,992
State of California, Refunding GO, 5.00%, 09/01/43	7,080	7,866,680
		242,703,970
Colorado — 2.7%
Arapahoe County School District No. 5 Cherry Creek, GO, (SAW), 5.25%, 12/15/44	12,850	14,489,196
Board of Water Commissioners City & County of Denver, Refunding RB, Series A, 5.00%, 09/15/49	6,515	7,037,789
Boulder Valley School District No. Re-2 Boulder, GO, (SAW), 5.00%, 12/01/42	4,335	4,797,108
City of Aurora Colorado Water Revenue, RB, 1st Lien, 4.00%, 08/01/54	5,680	5,436,049
City of Colorado Springs Colorado Utilities System Revenue, RB, Series B, 5.00%, 11/15/47	19,520	20,842,522
Colorado Health Facilities Authority, Refunding RB, Series A, 3.00%, 11/15/51	1,395	1,057,858
Colorado Housing and Finance Authority, RB, M/F Housing, Class A, Sustainability Bonds, (FNMA), 4.48%, 03/01/44	2,630	2,638,448
Denver City & County School District No. 1, GO, Series A, (SAW), 5.00%, 12/01/45	10,545	11,298,746
Douglas County School District No. Re-1 Douglas & Elbert Counties, GO
(SAW), 5.00%, 12/15/43	8,510	9,435,994
(SAW), 5.00%, 12/15/44	5,000	5,503,487
Flying Horse Metropolitan District No. 3, Refunding GOL, 6.00%, 12/01/49(b)	2,965	2,989,850
Mesa County Valley School District No. 51 Grand Junction, GO, (SAW), 5.25%, 12/01/49	10,000	11,018,974
Red Barn Metropolitan District, Refunding GOL, Series A, 5.50%, 12/01/55	2,100	2,109,187
Town of Johnstown Colorado Water Revenue, RB, (BAM), 5.00%, 12/01/48	2,265	2,432,666
University of Colorado, RB, Series A, 5.00%, 06/01/50	3,335	3,582,992
		104,670,866
Connecticut — 0.4%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.60%, 11/15/49	5,000	5,007,687
Connecticut State Health & Educational Facilities Authority, RB, 5.25%, 07/15/48	1,760	1,889,533
Security	Par (000)	Value
Connecticut (continued)
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(b)	$3,090	$ 3,089,898
Waterbury Housing Authority, RB, M/F Housing, (FHLMC), 4.50%, 02/01/42	3,715	3,739,833
		13,726,951
Delaware(b) — 0.4%
Affordable Housing Opportunities Trust, RB, Series AH-01, Class B, 6.88%, 05/01/39	14,901	14,549,743
Town of Bridgeville Delaware, ST
5.25%, 07/01/44	340	345,084
5.63%, 07/01/53	800	817,242
		15,712,069
District of Columbia — 0.5%
District of Columbia, GO, Series A, 5.00%, 08/01/49	3,500	3,760,492
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB
Series A, AMT, 5.25%, 10/01/43	1,750	1,869,000
Series A, AMT, 5.00%, 10/01/44	3,500	3,584,500
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Sustainability Bonds, 5.00%, 07/15/48	9,515	10,180,704
		19,394,696
Florida — 8.4%
Alta Lakes Community Development District, SAB
3.75%, 05/01/29	550	533,255
4.63%, 05/01/49	1,775	1,701,148
Babcock Ranch Community Independent Special District, SAB
4.75%, 11/01/26	195	195,989
5.00%, 11/01/31	500	502,151
5.25%, 11/01/46	3,460	3,468,046
Series 2024, 5.00%, 05/01/44(b)	1,375	1,382,039
Series 2024, 5.25%, 05/01/55(b)	2,280	2,294,371
Brevard County Health Facilities Authority, Refunding RB, 4.00%, 11/15/31(b)	580	550,100
Capital Trust Agency, Inc., RB(b)
4.88%, 06/15/56	12,000	10,059,200
Series A, 5.00%, 06/15/49	5,000	4,602,472
Series A-2, 5.00%, 01/01/26	485	484,224
Celebration Pointe Community Development District No. 1, SAB
5.00%, 05/01/34	710	702,900
5.13%, 05/01/45	985	975,150
Central Florida Expressway Authority, RB
Series A, Senior Lien, (AGC), 5.00%, 07/01/43	640	698,858
Series A, Senior Lien, (AGC), 5.00%, 07/01/44	750	813,580
Series B, Senior Lien, 5.00%, 07/01/44	5,940	6,195,647
Charlotte County Industrial Development Authority, RB, AMT, 5.50%, 10/01/36(b)	2,925	2,941,366
City of Fort Lauderdale Florida Water & Sewer Revenue, RB
Series A, 5.00%, 09/01/41	2,605	2,911,712
Series A, 5.00%, 09/01/42	3,260	3,619,295
Series A, 5.00%, 09/01/43	3,425	3,773,691
Series A, 5.00%, 09/01/44	2,595	2,838,404
Series B, 5.50%, 09/01/48	8,510	9,495,872
City of Gainesville Florida Utilities System Revenue, RB, Series A-2, 5.00%, 10/01/51	2,000	2,094,270
City of Miami Florida, RB, Series A, 5.50%, 01/01/49	8,000	8,839,576
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2025
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
City of Orlando Florida Reclamation System Revenue, RB, Series A, 5.00%, 10/01/49	$10,000	$ 10,778,405
City of St. Petersburg Florida Public Utility Revenue, RB, Series B, 5.00%, 10/01/52	5,000	5,281,131
City of Tampa Florida Water & Wastewater System Revenue, RB, Series A, Sustainability Bonds, 5.00%, 10/01/52	4,000	4,235,365
Collier County Industrial Development Authority, Refunding RB, Series A, 8.25%, 05/15/49(b)(e)(f)	1,000	100
County of Lee Florida Airport Revenue, ARB, AMT, 5.25%, 10/01/49	6,755	7,142,361
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/49	12,075	12,260,974
County of Miami-Dade Florida Transit System, RB, 5.00%, 07/01/51	10,000	10,514,531
County of Miami-Dade Florida, RB
0.00%, 10/01/39(d)	15,765	8,742,900
Series A, 5.00%, 04/01/47	6,765	7,155,297
County of Miami-Dade Seaport Department, Refunding RB, Series A, AMT, 5.00%, 10/01/41	1,150	1,210,747
County of Pasco Florida, RB, (AGM), 5.00%, 09/01/48	1,000	1,045,849
County of Sarasota Florida Utility System Revenue, RB, 5.25%, 10/01/47	14,795	16,073,108
Crossings At Fleming Island Community Development District, Refunding SAB, Series A-3, Senior Lien, 6.50%, 05/01/44	2,055	2,057,185
Epperson North Community Development District, SAB, Series A, 4.00%, 11/01/51	860	736,296
Florida Development Finance Corp., RB(b)
6.50%, 06/30/57(e)(f)	3,303	877,082
Series A, 5.75%, 06/15/29	335	335,244
Series A, 6.00%, 06/15/34	440	440,320
Series C, 5.75%, 12/15/56	4,090	3,349,791
AMT, 8.25%, 07/01/57(a)	11,000	11,398,750
AMT, 10.00%, 07/15/59(a)	22,225	22,929,205
Class A, AMT, 4.38%, 10/01/54(a)	1,390	1,402,299
Florida Development Finance Corp., Refunding RB(b)
Series A, 4.50%, 12/15/56	11,970	8,822,505
AMT, 12.00%, 07/15/32(a)	12,545	13,407,495
Harbor Bay Community Development District, Refunding SAB, Series A-2, 3.75%, 05/01/34	990	938,702
Harbor Bay Community Development District, SAB
Series A-1, 3.88%, 05/01/39	2,160	2,003,440
Series A-1, 4.10%, 05/01/48	1,400	1,247,273
Hillsborough County Aviation Authority, ARB
Series B, AMT, 5.50%, 10/01/49	3,005	3,252,326
Series E, AMT, 5.00%, 10/01/43	3,120	3,183,957
Hobe-St. Lucie Conservancy District, SAB, 5.88%, 05/01/55	1,610	1,707,598
JEA Water & Sewer System Revenue, Refunding RB, Series A, 5.25%, 10/01/49	5,000	5,438,270
Lakewood Ranch Stewardship District, SAB
2.13%, 05/01/26	95	93,952
4.88%, 05/01/35	1,100	1,100,592
4.40%, 05/01/39	415	407,443
4.88%, 05/01/45	2,215	2,215,035
5.13%, 05/01/46	4,965	4,979,608
4.50%, 05/01/49	480	451,604
North AR-1 Pasco Community Development District, SAB
Series A, 5.75%, 05/01/44	600	643,691
Security	Par (000)	Value
Florida (continued)
North AR-1 Pasco Community Development District, SAB (continued)
Series A, 6.00%, 05/01/54	$1,080	$ 1,156,454
Orange County Health Facilities Authority, Refunding RB
5.00%, 10/01/46	4,300	4,582,841
5.00%, 10/01/47	10,000	10,604,768
Reunion East Community Development District, SAB, Series 2021, 2.40%, 05/01/26	145	143,651
Sawyers Landing Community Development District, SAB, 4.25%, 05/01/53	3,015	2,671,670
School District of Broward County, GO, 5.00%, 07/01/51	26,045	27,448,947
Shadowlawn Community Development District, SAB, 5.50%, 05/01/44	1,550	1,589,245
St. Johns County School Board, COP
Series A, (AGM), 5.25%, 07/01/46	785	862,564
Series A, (AGM), 5.50%, 07/01/49	1,750	1,943,293
Sterling Hill Community Development District, Refunding SAB, Series B, 5.50%, 11/01/10(e)(f)	143	65,029
Talavera Community Development District, SAB, 4.50%, 05/01/50	770	721,192
Tampa Bay Water, RB, Series A, 5.00%, 10/01/49	10,970	11,767,046
Trout Creek Community Development District, SAB
5.50%, 05/01/35	2,325	2,328,611
5.63%, 05/01/45	3,595	3,599,108
Village Center Community Development District, Refunding RB, 5.02%, 11/01/36	1,500	1,509,344
Westside Haines City Community Development District, SAB
2.50%, 05/01/26	125	123,918
5.75%, 05/01/44	1,190	1,240,922
6.00%, 05/01/54	460	478,820
		322,371,170
Georgia — 2.1%
Atlanta Urban Redevelopment Agency, RB, (BAM- TCRS), 3.63%, 07/01/42(b)	5,605	5,001,627
Columbia County Hospital Authority, RB, Series A, (AGM), 5.00%, 04/01/48	3,445	3,647,405
County of DeKalb Georgia Water & Sewerage Revenue, Refunding RB
5.00%, 10/01/46	11,820	12,697,588
5.00%, 10/01/47	9,865	10,559,346
5.00%, 10/01/48	12,395	13,229,850
5.00%, 10/01/49	7,210	7,675,138
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	3,355	3,273,238
Main Street Natural Gas, Inc., RB(a)
Series A, 5.00%, 06/01/53	15,000	15,764,950
Series D, 5.00%, 05/01/54	7,725	8,142,264
		79,991,406
Hawaii — 0.1%
State of Hawaii Airports System Revenue, Refunding RB, Series C, AMT, 07/01/43(c)	3,150	3,343,456
Idaho — 0.7%
Idaho Health Facilities Authority, Refunding RB
Series A, 5.00%, 03/01/41	2,200	2,407,037
Series A, 5.00%, 03/01/42	3,500	3,808,652
Idaho Housing & Finance Association, RB
4.25%, 06/15/62(b)	5,910	4,537,929

Schedule of Investments (unaudited)(continued)
February 28, 2025
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Idaho (continued)
Idaho Housing & Finance Association, RB (continued)
Series A, 5.00%, 08/15/48	$10,140	$ 10,876,362
Series A, 6.95%, 06/15/55(b)	5,150	5,454,314
		27,084,294
Illinois — 2.4%
Chicago Board of Education, GO, BAB, 6.04%, 12/01/29	5,310	5,262,593
Chicago Midway International Airport, Refunding RB, Series C, AMT, 5.00%, 01/01/39	1,240	1,322,508
Chicago O’Hare International Airport, Refunding ARB, Series A, AMT, Senior Lien, 5.25%, 01/01/42	1,850	1,994,600
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 5.00%, 12/01/49	21,760	22,937,331
City of Chicago Illinois Lakeshore East Special Assessment Area, Refunding SAB(b)
2.53%, 12/01/25	327	322,976
2.69%, 12/01/26	267	259,998
2.87%, 12/01/27	221	212,844
Illinois Housing Development Authority, Refunding RB, Series H-1, 4.00%, 01/01/42	5,275	5,148,557
Illinois Housing Development Authority, Refunding RB, S/F Housing, Series H, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.65%, 10/01/43	4,875	4,954,302
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/44	9,250	9,976,515
Series A, 5.25%, 01/01/45	12,175	13,412,245
State of Illinois, GO
Series B, 5.25%, 05/01/47	4,000	4,258,520
Series B, 5.25%, 05/01/48	2,950	3,125,349
Series C, 5.00%, 12/01/45	11,225	11,709,467
Series C, 5.00%, 12/01/46	4,850	5,040,362
State of Illinois, Refunding GO, 5.00%, 02/01/38	2,400	2,650,235
		92,588,402
Indiana — 1.2%
Indiana Finance Authority, RB, Series B, 1st Lien, Sustainability Bonds, 5.25%, 10/01/47	5,000	5,318,249
Indiana Finance Authority, Refunding RB
Series B, Sustainability Bonds, 5.00%, 02/01/43	4,455	4,884,803
Series B, Sustainability Bonds, 5.00%, 02/01/44	3,510	3,825,524
Indiana Municipal Power Agency, Refunding RB, Series A, (AGC), 5.00%, 01/01/43	13,025	14,261,413
Indianapolis Local Public Improvement Bond Bank, RB, Series D, 6.00%, 02/01/48	3,150	3,609,101
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Series F, 5.00%, 01/01/49	5,750	6,221,476
IPS Multi-School Building Corp., RB
Sustainability Bonds, 5.00%, 07/15/43	3,050	3,315,740
Sustainability Bonds, 5.00%, 07/15/44	2,720	2,941,605
IPS Multi-School Building Corp., Refunding RB, Sustainability Bonds, 5.00%, 07/15/44	1,500	1,634,323
		46,012,234
Iowa — 0.0%
Iowa Finance Authority, RB, S/F Housing, Series E, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.00%, 01/01/44	750	795,768
Security	Par (000)	Value
Kansas — 0.2%
Kansas Development Finance Authority, RB, Series SR, 5.00%, 05/01/41	$7,495	$ 8,316,916
Kentucky — 0.5%
Kentucky Public Energy Authority, Refunding RB, Series A, 06/01/55(a)(c)	13,350	14,236,028
Westvaco Corp., RB, 7.67%, 01/15/27(b)	3,100	3,191,340
		17,427,368
Louisiana — 0.7%
City of Lafayette Louisiana Utilities Revenue, RB
(AGC), 5.00%, 11/01/44	3,910	4,228,026
(AGC), 5.00%, 11/01/46	5,000	5,360,147
(AGC), 5.00%, 11/01/49	920	976,632
Louisiana Stadium & Exposition District, Refunding RB, Series A, 5.00%, 07/01/48	16,115	16,867,342
		27,432,147
Maine(b) — 0.6%
Finance Authority of Maine, RB, AMT, Sustainability Bonds, 8.00%, 12/01/51(e)(f)	14,465	4,737,288
Maine Health & Higher Educational Facilities Authority, Refunding RB, 4.00%, 07/01/37	18,500	17,197,244
		21,934,532
Maryland — 1.5%
City of Baltimore Maryland, RB, Series A, 5.00%, 07/01/49	7,500	7,739,358
County of Prince George’s Maryland, COP, 5.00%, 10/01/48	3,660	3,768,482
County of Prince George’s Maryland, Refunding GOL, Series A, 5.00%, 08/01/40	4,500	5,046,351
Maryland Community Development Administration, RB, M/F Housing, Series D-1, Sustainability Bonds, (FNMA), 4.35%, 02/01/44	11,375	11,373,689
Maryland Health & Higher Educational Facilities Authority, RB, 7.00%, 03/01/55(b)	10,405	10,882,136
Maryland State Transportation Authority, Refunding RB, Series A, 5.00%, 07/01/46	17,085	18,073,300
		56,883,316
Massachusetts — 1.3%
Commonwealth of Massachusetts, GOL
Series A, 5.00%, 05/01/48	10,000	10,684,995
Series D, 5.00%, 10/01/53	10,000	10,590,394
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding RB
Series A, 5.00%, 07/01/44	3,000	3,294,155
Series A, 5.00%, 07/01/47	5,575	6,015,938
Massachusetts Development Finance Agency, RB
5.00%, 10/01/38	5,000	4,791,490
5.00%, 10/01/43	5,000	4,610,279
Series J2, 5.00%, 07/01/48	3,000	3,047,650
Massachusetts Development Finance Agency, Refunding RB, 4.13%, 10/01/42(b)	4,225	3,996,831
Massachusetts Water Resources Authority, Refunding RB, Series B, Sustainability Bonds, 5.25%, 08/01/48	1,500	1,646,106
		48,677,838
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2025
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Michigan — 2.0%
Great Lakes Water Authority Sewage Disposal System Revenue, RB, Series C, Senior Lien, 5.25%, 07/01/48	$6,375	$ 6,945,037
Lansing Board of Water & Light, Refunding RB, Series A, 5.25%, 07/01/54	4,000	4,337,978
Michigan Finance Authority, RB
4.00%, 02/15/47	8,000	7,436,505
4.00%, 02/15/44	11,060	10,473,447
Series A, 6.50%, 06/01/57(b)(e)(f)	4,020	1,750,308
Michigan Finance Authority, Refunding RB
5.00%, 06/01/26(g)	145	149,118
Series A, 4.00%, 12/01/46	10,000	9,469,114
Series A, Class 1, 4.00%, 06/01/49	22,745	20,245,750
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 4.15%, 10/01/53	8,765	8,338,942
West Bloomfield School District, GO, Series I, (Q- SBLF), 5.00%, 05/01/42	5,950	6,538,522
		75,684,721
Minnesota — 0.1%
City of Minneapolis Minnesota, RB, 4.00%, 11/15/40	2,000	1,969,214
Missouri — 0.7%
Health & Educational Facilities Authority of the State of Missouri, RB, Series A, 4.00%, 05/15/48	4,395	4,083,313
Kansas City Industrial Development Authority, ARB, Series A, AMT, 5.00%, 03/01/44	5,000	5,073,665
Kansas City Industrial Development Authority, RB(e)(f)
Series A, 10.00%, 11/15/37	2,735	2,282,198
Series C, 7.50%, 11/15/46	1,701	1,359,803
Kansas City Industrial Development Authority, RB, M/F Housing, Sustainability Bonds, (FNMA), 4.39%, 09/01/42	7,503	7,554,325
Kansas City Industrial Development Authority, Refunding RB(e)(f)
Class B, 5.00%, 11/15/46	8,060	5,508,966
Class D, 2.00%, 11/15/46	3,597	150,574
St. Louis Land Clearance for Redevelopment Authority, Refunding RB, 3.88%, 10/01/35	1,680	1,548,855
		27,561,699
Nebraska — 0.7%
Central Plains Energy Project, RB, Series 1, 5.00%, 05/01/53(a)	5,240	5,514,294
Nebraska Investment Finance Authority, RB, S/F Housing, Series E, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.00%, 03/01/49	1,750	1,820,659
Omaha Airport Authority, ARB, AMT, (AGC), 5.25%, 12/15/49	4,415	4,715,817
Omaha Public Power District, RB
Series A, 5.25%, 02/01/53	5,000	5,387,931
Series C, 4.00%, 02/01/49	4,100	3,970,608
Series C, 5.00%, 02/01/54	3,700	3,929,724
		25,339,033
Nevada — 0.7%
Clark County Water Reclamation District, GOL
5.00%, 07/01/46	12,335	13,323,899
5.00%, 07/01/47	3,290	3,540,033
Security	Par (000)	Value
Nevada (continued)
County of Clark Nevada, GOL, Series B, 4.00%, 12/01/39	$4,900	$ 4,942,743
State of Nevada Department of Business & Industry, RB
Series A, 4.50%, 12/15/29(b)	185	185,122
Series A4, AMT, 8.13%, 01/01/50(a)	3,435	3,565,876
		25,557,673
New Hampshire — 0.7%
New Hampshire Business Finance Authority, RB, M/F Housing
Series 2, Sustainability Bonds, 4.25%, 07/20/41	12,256	12,000,300
Series 2, Class 3-A, Sustainability Bonds, 4.16%, 10/20/41(a)	11,247	10,828,315
New Hampshire Business Finance Authority, Refunding RB, 3.30%, 04/01/32	8,545	5,907,494
		28,736,109
New Jersey — 1.5%
New Jersey Economic Development Authority, RB
Series A, 5.00%, 06/15/42	4,100	4,208,041
Series B, 5.50%, 11/01/26(b)	265	265,627
New Jersey Transportation Trust Fund Authority, RB
5.25%, 06/15/46	2,435	2,639,749
Series S, Class BB, 4.00%, 06/15/50	7,275	6,856,043
New Jersey Transportation Trust Fund Authority, Refunding RB, Series AA, 5.00%, 06/15/42	21,975	24,116,597
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.25%, 06/01/46	11,300	11,514,970
Sub-Series B, 5.00%, 06/01/46	8,570	8,669,771
		58,270,798
New York — 9.3%
City of New York, GO
Series B, 5.25%, 10/01/47	4,015	4,327,190
Series C, 5.00%, 03/01/45	15,125	16,278,038
Series C, 5.25%, 03/01/47	1,675	1,830,750
Series C-1, 5.25%, 09/01/46	20,000	21,992,046
Series D-1, 5.00%, 03/01/43	4,500	4,727,729
Series F-1, 4.00%, 03/01/47	2,000	1,914,379
Series F-1, 5.00%, 03/01/50	7,415	7,703,168
Empire State Development Corp., RB, Series A, 5.00%, 03/15/43	7,000	7,680,288
Empire State Development Corp., Refunding RB, Series E, 4.00%, 03/15/42	8,000	8,056,553
New York City Housing Development Corp., RB, M/F Housing, Sustainability Bonds, 4.80%, 02/01/53	7,570	7,603,953
New York City Municipal Water Finance Authority, RB
Series BB-1, 5.00%, 06/15/50	3,025	3,158,808
Series DD-1, 5.00%, 06/15/49	4,500	4,603,501
Sub-Series CC-1, 5.25%, 06/15/54	2,645	2,865,094
Series AA-1, Subordinate, 5.25%, 06/15/53	4,000	4,351,754
New York City Municipal Water Finance Authority, Refunding RB
Series BB-2, 4.00%, 06/15/42	3,835	3,806,902
Sub-Series BB-2, 5.25%, 06/15/47	10,435	11,372,009
Series AA, Class 2, Subordinate, 5.00%, 06/15/48	2,115	2,272,336

Schedule of Investments (unaudited)(continued)
February 28, 2025
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series D-1, 5.25%, 11/01/48	$13,315	$ 14,300,211
Series A, Subordinate, 5.00%, 05/01/43	5,520	5,992,262
New York City Transitional Finance Authority, RB
Series C, 5.50%, 05/01/53	8,350	9,267,466
Series D, 5.25%, 05/01/48	1,845	2,020,380
Series B, Subordinate, 5.00%, 05/01/45	1,500	1,611,651
Series B, Subordinate, 5.00%, 05/01/46	1,000	1,069,553
Series C-S, Subordinate, 5.25%, 05/01/49	3,325	3,628,871
Series C-S, Subordinate, 5.00%, 05/01/50	10,000	10,667,744
Series E, Subordinate, 5.50%, 11/01/49	10,000	11,173,608
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/40	14,200	14,470,825
Series A, 4.00%, 03/15/42	5,780	5,864,247
Series A, 4.00%, 03/15/46	5,000	4,901,690
Series A, 5.00%, 03/15/46	10,000	10,845,487
Series C, 5.00%, 03/15/42	5,000	5,199,688
Series E, 5.00%, 09/15/28(g)	5	5,388
Series E, 5.00%, 03/15/48	5,490	5,631,167
New York State Environmental Facilities Corp., RB, Series B, Subordinate, 5.00%, 06/15/48	5,000	5,139,298
New York State Housing Finance Agency, RB, M/F Housing, Series A-1, Sustainability Bonds, 5.00%, 12/15/44	9,545	10,224,187
New York State Thruway Authority, Refunding RB, Series P, 5.00%, 01/01/49	2,000	2,137,837
New York Transportation Development Corp., RB
AMT, Sustainability Bonds, 5.25%, 06/30/43	3,000	3,204,619
AMT, Sustainability Bonds, 5.25%, 06/30/44	4,000	4,252,436
AMT, Sustainability Bonds, 5.38%, 06/30/60	14,010	14,442,460
AMT, Sustainability Bonds, 5.50%, 06/30/60	4,945	5,197,442
New York Transportation Development Corp., Refunding RB
Series A, AMT, Sustainability Bonds, (AGC), 5.25%, 12/31/54	6,675	7,054,634
Series A, AMT, Sustainability Bonds, 5.50%, 12/31/54	4,110	4,384,643
Port Authority of New York & New Jersey, Refunding ARB, Series 245, 5.00%, 09/01/49	4,395	4,759,225
Port Authority of New York & New Jersey, Refunding RB, Series 242, AMT, 5.00%, 12/01/39	2,410	2,626,968
Suffolk Regional Off-Track Betting Co, RB, 5.00%, 12/01/34	4,075	4,158,123
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 5.00%, 05/15/41	1,500	1,657,055
Series A, 5.00%, 05/15/42	1,700	1,866,455
Series A-1, 5.00%, 05/15/49	9,650	10,310,610
Triborough Bridge & Tunnel Authority, RB, Series C- 1A, Senior Lien, 5.00%, 05/15/51	10,750	11,305,170
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 05/15/57	11,120	11,697,142
Series A-1, 5.00%, 05/15/51	9,070	9,502,785
Series C, 5.25%, 05/15/52	16,700	17,940,089
Series C, Sustainability Bonds, 5.25%, 11/15/40	4,000	4,572,765
		357,628,679
Security	Par (000)	Value
North Carolina — 1.1%
City of Charlotte North Carolina Water & Sewer System Revenue, Refunding RB, Series A, 5.00%, 07/01/45	$15,000	$ 16,257,463
City of Greensboro North Carolina Combined Water & Sewer System Revenue, Refunding RB, Series B, 5.00%, 06/01/49	6,290	6,720,266
Cumberland County Industrial Facilities & Pollution Control Financing Authority, RB, AMT, 3.75%, 12/01/27(a)	5,390	5,394,848
North Carolina Housing Finance Agency, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 6.25%, 01/01/55	4,995	5,597,491
North Carolina Medical Care Commission, RB
Series A, 5.00%, 10/01/44	375	386,803
Series A, 5.00%, 10/01/49	375	382,041
Series A, 5.13%, 10/01/54	195	199,304
North Carolina Medical Care Commission, Refunding RB, Series A, 5.25%, 01/01/41	2,275	2,241,769
North Carolina Turnpike Authority, RB, Series A, (AGM), 5.00%, 01/01/58	5,250	5,529,940
Town of Mooresville North Carolina, SAB, 5.38%, 03/01/40(b)	635	635,104
		43,345,029
North Dakota — 0.1%
North Dakota Housing Finance Agency, RB, S/F Housing, Series C, Sustainability Bonds, 6.25%, 01/01/55	4,720	5,291,403
Ohio — 1.7%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	21,150	19,271,413
Buckeye Tobacco Settlement Financing Authority, Refunding RB, CAB, Series B-3, Class 2, 0.00%, 06/01/57(d)	28,080	2,919,041
County of Cuyahoga Ohio, Refunding RB
5.25%, 02/15/47	5,000	5,063,981
5.00%, 02/15/52	6,110	6,168,656
County of Hamilton Ohio Sewer System Revenue, RB, Series A, 5.00%, 12/01/49	3,375	3,612,327
North Ridgeville City School District, GO, 5.00%, 12/01/47	650	672,805
Ohio Housing Finance Agency, RB, S/F Housing
Series B, Sustainability Bonds, (FHLMC, FNMA, GNMA), 7.00%, 03/01/49	1,250	1,526,899
Series B, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 03/01/55	3,380	3,718,963
Ohio Turnpike & Infrastructure Commission, RB, Series A, 5.00%, 02/15/43	13,750	14,313,182
Ohio Water Development Authority Water Pollution Control Loan Fund, RB, Series D, Sustainability Bonds, 5.00%, 12/01/43	2,500	2,785,944
Worthington City School District, GO, Series C, 5.00%, 12/01/48	4,900	5,183,167
		65,236,378
Oklahoma — 0.4%
Oklahoma Development Finance Authority, RB, 7.25%, 09/01/51(b)	4,950	5,039,406
Oklahoma Turnpike Authority, RB
Series A, 5.00%, 01/01/44	2,500	2,740,577
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2025
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oklahoma (continued)
Oklahoma Turnpike Authority, RB (continued)
Series A, 5.00%, 01/01/45	$2,000	$ 2,176,462
Oklahoma Water Resources Board, RB, Series A, 4.13%, 10/01/53	3,730	3,656,329
University of Oklahoma, RB
Series A, (BAM), 5.00%, 07/01/49	1,280	1,360,506
Series A, (BAM), 4.13%, 07/01/54	600	582,596
		15,555,876
Oregon — 1.0%
City of Portland Oregon Sewer System Revenue, Refunding RB
Series A, 2nd Lien, 5.00%, 12/01/43	6,000	6,565,496
Series A, 2nd Lien, 5.00%, 12/01/47	10,710	11,479,458
Port of Morrow Oregon, GOL, Series A, 5.15%, 10/01/26(b)	7,860	7,941,439
State of Oregon Housing & Community Services Department, RB, M/F Housing, Series B, (FHLMC, FNMA, GNMA), 4.13%, 07/01/43	165	161,511
University of Oregon, RB, Series A, 5.00%, 04/01/50	10,000	10,376,694
		36,524,598
Pennsylvania — 1.1%
Chester County Health and Education Facilities Authority, Refunding RB
Series A, 5.00%, 12/01/25	525	520,764
Series A, 5.25%, 12/01/45	1,500	1,222,955
Lancaster County Hospital Authority, RB, 5.00%, 11/01/51	5,000	5,098,809
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	3,250	3,250,549
Pennsylvania Higher Educational Facilities Authority, RB, 5.00%, 08/15/49	10,000	10,248,939
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series B-1, (AGC), 5.25%, 11/01/48	6,510	7,065,038
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 145A, Sustainability Bonds, 6.00%, 10/01/54	7,000	7,638,597
Pennsylvania Turnpike Commission, RB, Series A, Subordinate, 5.00%, 12/01/44	3,000	3,129,201
Pennsylvania Turnpike Commission, Refunding RB, 1st Series, Subordinate, 5.00%, 12/01/43	2,500	2,733,659
		40,908,511
Puerto Rico — 7.6%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(d)	222,915	14,952,757
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 4.00%, 07/01/35	6,482	6,419,305
Series A-1, Restructured, 4.00%, 07/01/37	8,158	8,042,562
Series A-1, Restructured, 4.00%, 07/01/41	7,419	7,104,690
Series A-1, Restructured, 4.00%, 07/01/46	7,867	7,130,317
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(d)	9,280	6,549,677
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(a)(e)(f)	133,095	72,062,785
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB, Series A, 4.00%, 07/01/42(b)	4,135	3,938,648
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB, Series B, 4.00%, 07/01/42(b)	7,250	6,901,620
Puerto Rico Electric Power Authority, RB
Series A, 5.00%, 07/01/29(e)(f)	5,540	2,673,050
Security	Par (000)	Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority, RB (continued)
Series A, 7.00%, 07/01/33(e)(f)	$7,445	$ 3,592,212
Series A, 6.75%, 07/01/36(e)(f)	24,370	11,758,525
Series A, 5.00%, 07/01/42(e)(f)	16,625	8,021,562
Series A, 7.00%, 07/01/43(e)(f)	3,350	1,616,375
Series A-1, 10.00%, 07/01/19(e)(f)	928	447,642
Series A-2, 10.00%, 07/01/19(e)(f)	4,681	2,258,370
Series A-3, 10.00%, 07/01/19(e)(f)	6,867	3,313,422
Series B-3, 10.00%, 07/01/19(e)(f)	6,867	3,313,421
Series C-1, 5.40%, 01/01/18(e)(f)	18,867	9,103,441
Series C-2, 5.40%, 07/01/18(e)(f)	18,870	9,104,913
Series C-3, 5.40%, 01/01/20(e)(f)	1,908	920,358
Series C-4, 5.40%, 07/01/20(e)(f)	1,907	920,358
Series CCC, 5.25%, 07/01/26(e)(f)	8,495	4,098,837
Series CCC, 5.25%, 07/01/28(e)(f)	3,120	1,505,400
Series D-1, 7.50%, 01/01/20(e)(f)	9,399	4,534,969
Series D-2, 7.50%, 01/01/20(e)(f)	5,000	2,412,500
Series D-4, 7.50%, 07/01/20(e)(f)	7,444	3,591,627
Series TT, 5.00%, 07/01/18(e)(f)	3,620	1,746,650
Series TT, 5.00%, 07/01/20	1,690	815,425
Series WW, 5.50%, 07/01/17(e)(f)	4,300	2,074,750
Series WW, 5.50%, 07/01/18(e)(f)	6,025	2,907,063
Series WW, 5.50%, 07/01/20	1,000	482,500
Series WW, 5.38%, 07/01/24(e)(f)	4,545	2,192,963
Series WW, 5.25%, 07/01/25	2,300	1,109,750
Series WW, 5.25%, 07/01/33(e)(f)	2,725	1,314,813
Series WW, 5.50%, 07/01/38(e)(f)	3,980	1,920,350
Series XX, 5.25%, 07/01/17(e)(f)	2,630	1,268,975
Series XX, 5.25%, 07/01/35(e)(f)	1,310	632,075
Series XX, 5.75%, 07/01/36(e)(f)	1,825	880,563
Series XX, 5.25%, 07/01/40(e)(f)	34,125	16,465,312
Puerto Rico Electric Power Authority, Refunding RB
Series AAA, 5.25%, 07/01/22(e)(f)	7,025	3,389,563
Series AAA, 5.25%, 07/01/25	5,750	2,774,375
Series AAA, 5.25%, 07/01/28(e)(f)	4,870	2,349,775
Series BBB, 5.40%, 07/01/28	9,505	4,586,162
Series DDD, 5.00%, 07/01/19(e)(f)	2,000	965,000
Series DDD, 5.00%, 07/01/20	1,810	873,325
Series UU, 0.00%, 07/01/17(a)(e)(f)	1,295	624,838
Series UU, 0.00%, 07/01/18(a)(e)(f)	1,165	562,113
Series UU, 0.00%, 07/01/20(a)(e)(f)	10,400	5,018,000
Series UU, 3.95%, 07/01/31(a)(e)(f)	12,285	5,927,512
Series VV, 5.50%, 07/01/20	6,440	3,107,300
Series ZZ, 5.25%, 07/01/18(e)(f)	10,185	4,914,262
Series ZZ, 5.25%, 07/01/19(e)(f)	4,745	2,289,463
Series ZZ, 5.25%, 07/01/24(e)(f)	1,435	692,388
Series ZZ, 5.25%, 07/01/25(e)(f)	2,440	1,177,300
Puerto Rico Electric Power Authority, Refunding RB, BAB, Series YY, 6.13%, 07/01/40(e)(f)	13,440	6,484,800
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Authority, ARB
Series A-1, AMT, 6.75%, 01/01/45	1,790	2,121,425
Series A-2, AMT, 6.50%, 01/01/42	1,170	1,384,543
Series A-2, AMT, 6.75%, 01/01/45	1,790	2,121,664
		291,464,340
South Carolina — 2.2%
City of Charleston South Carolina Waterworks & Sewer System Revenue, RB
5.00%, 01/01/47	2,500	2,677,423
5.00%, 01/01/49	5,955	6,218,095

Schedule of Investments (unaudited)(continued)
February 28, 2025
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Carolina (continued)
City of Columbia South Carolina Waterworks & Sewer System Revenue, RB, 5.25%, 02/01/52	$6,110	$ 6,624,496
County of Dorchester South Carolina, SAB(b)
5.88%, 10/01/40	2,310	2,375,667
6.00%, 10/01/51	6,240	6,377,044
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	12,640	13,715,770
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(a)	5,680	6,179,625
South Carolina Jobs-Economic Development Authority, RB
7.50%, 08/15/62(b)	6,915	6,745,464
Series A, 5.25%, 11/01/43	6,525	7,234,597
Series A, 5.25%, 11/01/44	5,880	6,473,687
Series A, 5.50%, 11/01/50	12,155	13,428,932
South Carolina Public Service Authority, Refunding RB, Series B, (AGM), 5.00%, 12/01/49	7,520	7,949,926
		86,000,726
South Dakota — 0.2%
South Dakota Conservancy District, RB, Series A, 5.00%, 08/01/46	6,025	6,562,993
Tennessee — 1.5%
County of Shelby Tennessee, Refunding GO, Series B, 4.00%, 04/01/40	9,950	10,076,618
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, 5.25%, 10/01/58	8,925	9,030,318
Metropolitan Government of Nashville & Davidson County Tennessee, Refunding GO, Series A, 4.00%, 01/01/40	1,665	1,690,786
Metropolitan Nashville Airport Authority, ARB
Series A, Subordinate, 5.00%, 07/01/44	5,130	5,423,814
Series A, Subordinate, 5.00%, 07/01/54	5,890	6,144,816
New Memphis Arena Public Building Authority, RB, CAB(h)
Convertible, 4.00%, 04/01/29	625	591,392
Convertible, 4.00%, 04/01/30	750	706,761
Convertible, 4.00%, 04/01/31	650	609,072
Tennessee Energy Acquisition Corp., Refunding RB, Series A-1, 5.00%, 05/01/53(a)	18,765	19,469,303
Tennessee Housing Development Agency, RB, S/F Housing, Series 2-A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 01/01/55	4,490	5,008,819
		58,751,699
Texas — 10.7%
Alamo Regional Mobility Authority, RB, Series A, Senior Lien, 5.00%, 06/15/51	10,000	10,568,784
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/28	210	212,093
7.88%, 11/01/62	5,865	6,067,887
Series A, 5.30%, 04/01/62	4,325	3,223,535
Celina Independent School District, GO, (PSF-GTD), 5.00%, 02/15/47	4,850	5,211,922
City of Austin Texas Airport System Revenue, ARB, Series B, AMT, 5.00%, 11/15/44	2,970	3,060,709
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, 5.00%, 11/15/49	6,035	6,473,766
City of Celina Texas, SAB, 5.50%, 09/01/54(b)	1,300	1,271,476
City of Dallas Texas, Refunding GOL
Series A, 5.00%, 02/15/40	8,000	8,786,956
Series A, 5.00%, 02/15/41	6,020	6,572,608
Security	Par (000)	Value
Texas (continued)
City of Dallas Texas, Refunding GOL (continued)
Series C, 4.00%, 02/15/44	$12,185	$ 11,776,401
City of El Paso Texas Water & Sewer Revenue, Refunding RB
4.00%, 03/01/39	2,000	2,036,757
5.25%, 03/01/49	7,500	8,086,886
5.00%, 03/01/52	15,000	15,626,394
City of Houston Texas Airport System Revenue, ARB
Series A, AMT, 6.50%, 07/15/30	1,000	1,001,607
Series A, AMT, 6.63%, 07/15/38	3,000	3,004,442
Series B, AMT, 5.50%, 07/15/37	4,125	4,473,309
City of Houston Texas Combined Utility System Revenue, Refunding RB, Series A, 1st Lien, Subordinate, 5.25%, 11/15/49	6,600	7,167,774
City of Houston Texas, GOL, Series A, 5.25%, 03/01/49	7,000	7,628,557
City of Houston Texas, Refunding GOL
Series A, 5.00%, 03/01/38	535	596,865
Series A, 5.25%, 03/01/40	350	393,012
Series A, 5.25%, 03/01/43	570	631,563
City of Marble Falls Texas, SAB(b)
3.38%, 09/01/26	100	99,510
3.88%, 09/01/31	200	196,832
4.13%, 09/01/41	730	680,758
4.38%, 09/01/51	1,000	909,198
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB
5.00%, 02/01/47	3,530	3,573,375
Series A, 5.25%, 02/01/42	9,155	10,260,150
Series A, 5.25%, 02/01/43	6,515	7,268,607
Series A, 5.25%, 02/01/44	3,000	3,357,269
Series A, 5.25%, 02/01/49	9,580	10,469,370
Series B, 5.25%, 02/01/49	4,000	4,371,343
County of Harris Texas, GOL, 5.00%, 09/15/54	11,000	11,707,211
Crowley Independent School District, GO, (PSF- GTD), 5.00%, 02/01/48	3,170	3,382,273
Dalhart Independent School District, GO
(PSF-GTD), 5.00%, 02/15/42	1,345	1,453,186
(PSF-GTD), 5.00%, 02/15/43	500	537,338
Dallas Area Rapid Transit, Refunding RB, Series B, Senior Lien, 5.00%, 12/01/47	10,000	10,490,175
Dallas Fort Worth International Airport, Refunding ARB
5.00%, 11/01/43	9,910	10,842,239
5.25%, 11/01/48	15,425	16,868,507
Fort Bend Independent School District, Refunding GO
Series A, (PSF-GTD), 5.00%, 08/15/43	3,640	3,962,206
Series A, (PSF-GTD), 5.00%, 08/15/44	945	1,023,381
Lower Colorado River Authority, Refunding RB, 5.00%, 05/15/42	2,750	2,997,460
Medina Valley Independent School District, GO, (PSF- GTD), 5.00%, 02/15/45	6,215	6,701,147
New Hope Cultural Education Facilities Finance Corp., Refunding RB
Series A, 6.75%, 10/01/52	395	409,265
Series B2, 4.50%, 10/01/26	755	755,231
Northwest Independent School District, GO
(PSF-GTD), 5.00%, 02/15/48	14,310	15,163,539
Series A, (PSF-GTD), 5.00%, 02/15/49	5,000	5,316,751
Permanent University Fund - University of Texas System, Refunding RB, Series A, 5.00%, 07/01/40	3,700	4,130,253
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2025
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Plano Independent School District, GO
5.00%, 02/15/41	$5,025	$ 5,503,580
(PSF-GTD), 5.00%, 02/15/41	1,750	1,950,321
Port Authority of Houston of Harris County Texas, ARB
4.00%, 10/01/46	5,000	4,819,491
1st Lien, 5.00%, 10/01/53	20,000	21,166,399
Port of Beaumont Industrial Development Authority, RB, 4.10%, 01/01/28(b)	16,545	14,968,764
Port of Beaumont Navigation District, Refunding ARB, Series B, 10.00%, 07/01/26(b)	20,000	20,560,847
Port of Beaumont Navigation District, Refunding RB, Series A, AMT, 4.00%, 01/01/50(b)	20,670	17,420,726
Pottsboro Independent School District, GO, (PSF- GTD), 5.00%, 02/15/47	5,400	5,728,868
San Antonio Housing Trust Public Facility Corp., RB, M/F Housing, Series A, (FNMA), 4.43%, 04/01/43	4,810	4,730,411
San Antonio Water System, Refunding RB, Series A, Junior Lien, 5.25%, 05/15/48	11,215	12,200,220
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.00%, 11/15/51	10,000	10,511,110
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB
5.00%, 12/01/43	2,600	2,863,645
5.00%, 12/01/44	3,000	3,281,946
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series B, (GNMA), 5.25%, 07/01/53	3,760	3,881,042
Texas Water Development Board, RB
4.00%, 10/15/44	1,370	1,368,405
4.00%, 10/15/45	10,000	9,972,852
Van Alstyne Independent School District, GO, (PSF- GTD), 5.00%, 02/15/47	6,900	7,340,129
Wylie Independent School District/Collin County, GO, (PSF-GTD), 5.25%, 08/15/49	10,000	10,896,202
		409,964,835
Utah — 0.2%
City of Salt Lake City Utah Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/46	3,000	3,083,854
Utah Charter School Finance Authority, RB(b)
5.63%, 06/15/26	155	155,308
5.63%, 06/15/54	4,930	4,697,917
		7,937,079
Virginia — 2.2%
Albemarle County Economic Development Authority, RB, Series A, 5.00%, 06/01/42	5,450	6,012,999
Ballston Quarter Community Development Authority, TA, Series A-1, 5.50%, 03/01/46	2,765	2,908,915
Ballston Quarter Community Development Authority, TA, CAB, Series A-2, 7.13%, 03/01/59(h)	6,638	5,716,640
Cherry Hill Community Development Authority, SAB, 5.15%, 03/01/35(b)	1,000	1,000,139
Chesterfield County Economic Development Authority, RB, 5.00%, 04/01/48	7,645	8,247,517
City of Norfolk Virginia Water Revenue, RB, 5.00%, 11/01/45	5,230	5,634,567
Hanover County Economic Development Authority, Refunding RB, 4.00%, 07/01/47(b)	1,960	1,635,757
Security	Par (000)	Value
Virginia (continued)
Lower Magnolia Green Community Development Authority, SAB(b)
5.00%, 03/01/35	$2,700	$ 2,706,742
5.00%, 03/01/45	2,780	2,705,101
Tobacco Settlement Financing Corp., Refunding RB, Series A-1, 6.71%, 06/01/46	24,865	21,146,073
Virginia College Building Authority, RB, Series A, 4.00%, 02/01/44	5,000	4,927,267
Virginia Commonwealth University Health System Authority, RB, Series A, 5.25%, 07/01/49	4,800	5,203,528
Virginia Housing Development Authority, RB, S/F Housing
Series E-2, 4.40%, 10/01/44	680	677,940
Series E-2, 4.55%, 10/01/49	1,965	1,941,594
Virginia Small Business Financing Authority, RB
AMT, 5.00%, 12/31/49	2,000	2,012,900
AMT, 5.00%, 12/31/56	12,880	12,949,853
		85,427,532
Washington — 2.8%
Kitsap County School District No. 100-C Bremerton, GO
Series C, (GTD), 5.00%, 12/01/42	1,500	1,659,187
Series C, (GTD), 5.00%, 12/01/43	1,300	1,427,503
Series C, (GTD), 5.00%, 12/01/44	1,275	1,389,914
Mason County Public Hospital District No. 1, RB, 5.00%, 12/01/48	5,000	5,053,784
Port of Seattle Washington, ARB, Series A, AMT, 4.00%, 05/01/43	5,000	4,662,449
Port of Seattle Washington, Refunding ARB, Series B, AMT, Intermediate Lien, 5.25%, 07/01/49	5,750	6,133,281
Snohomish County School District No. 15 Edmonds, Refunding GO, (GTD), 5.00%, 12/01/42	4,000	4,430,248
State of Washington, GO
Series 2024-A, 5.00%, 08/01/43	24,025	26,252,403
Series B, 5.00%, 02/01/43	2,325	2,528,644
Series B, 5.00%, 06/01/47	6,675	7,139,384
Series B, 5.00%, 06/01/48	16,270	17,337,524
Series C, 5.00%, 02/01/47	14,895	16,002,797
Washington State Housing Finance Commission, RB(b)
Series A, 4.00%, 07/01/27	295	292,769
Series A, 5.50%, 01/01/44	920	928,441
Series B2, 3.95%, 07/01/29	6,890	6,904,353
Washington State Housing Finance Commission, RB, M/F Housing, Series 2, Class 1, Sustainability Bonds, 4.00%, 03/20/40(a)	3,567	3,493,724
		105,636,405
Wisconsin — 0.6%
Public Finance Authority, ARB
AMT, 4.00%, 07/01/41	1,755	1,550,113
AMT, 4.25%, 07/01/54	6,310	5,408,382
Public Finance Authority, RB(b)
6.25%, 10/01/31(e)(f)	1,285	109,225
7.00%, 10/01/47(e)(f)	1,285	109,225
Class B, 7.00%, 12/01/30	1,620	1,525,809
Series A, 7.00%, 11/01/46(e)(f)	5,085	2,459,869
Series B, 5.50%, 06/15/25	195	195,058
Public Finance Authority, Refunding RB, Series B, 6.13%, 10/01/49(b)	8,530	7,309,610

Schedule of Investments (unaudited)(continued)
February 28, 2025
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wisconsin (continued)
University of Wisconsin Hospitals & Clinics, RB, Series A, Sustainability Bonds, 5.00%, 04/01/49	$1,630	$ 1,726,779
Wisconsin Health & Educational Facilities Authority, RB, Series A, 5.75%, 08/15/59	1,575	1,681,292
Wisconsin Health & Educational Facilities Authority, Refunding RB, 5.00%, 04/01/43	2,000	2,172,758
		24,248,120
Total Municipal Bonds — 90.3% (Cost: $3,529,927,062)		3,464,020,810
Municipal Bonds Transferred to Tender Option Bond Trusts(i)
Colorado — 0.3%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 12/01/48(j)	9,970	10,105,587
Florida — 2.1%
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/49(j)	16,000	16,359,047
County of Broward Florida Convention Center Hotel Revenue, RB, 5.00%, 01/01/47	33,830	35,654,518
County of Miami-Dade Florida Transit System, RB
5.00%, 07/01/48	13,815	14,593,051
5.00%, 07/01/50	15,000	15,774,334
		82,380,950
Hawaii — 0.3%
State of Hawaii Airports System Revenue, ARB, Series A, AMT, 5.00%, 07/01/48(j)	10,000	10,133,593
Illinois — 0.3%
Sales Tax Securitization Corp., Refunding RB, Series A, 2nd Lien, 5.00%, 01/01/33	10,000	11,243,489
Kansas — 0.5%
Wyandotte County Unified School District No. 500 Kansas City, GO, (BAM), 5.00%, 09/01/50(j)	17,090	18,048,423
Kentucky — 0.3%
Louisville and Jefferson County Metropolitan Sewer District, Refunding RB, Series C, 5.00%, 05/15/49	11,995	12,791,892
Massachusetts — 0.9%
Commonwealth of Massachusetts, GOL
Series C, 5.00%, 10/01/48	9,500	10,176,130
Series D, 5.00%, 10/01/50	25,000	26,597,593
		36,773,723
Nebraska — 0.8%
Omaha Public Power District, RB, Series A, 5.25%, 02/01/48	28,050	30,585,549
New York — 0.3%
Empire State Development Corp., RB, Series A, 5.00%, 03/15/50	12,000	12,833,726
Oregon — 0.3%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 28, AMT, 5.00%, 07/01/52	10,000	10,264,078
Security	Par (000)	Value
Pennsylvania — 0.3%
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, AMT, 5.00%, 07/01/51(j)	$10,000	$ 10,209,865
Texas — 0.7%
City of Seguin Texas, GOL, Series A, 5.25%, 09/01/57	10,000	10,670,730
Texas Water Development Board, RB, Series A, 5.00%, 10/15/44	16,930	18,433,073
		29,103,803
Utah — 0.3%
City of Salt Lake City Utah Airport Revenue, ARB, Series A, AMT, 5.25%, 07/01/48(j)	10,000	10,197,008
Washington — 0.3%
Port of Seattle Washington, Refunding ARB, AMT, Intermediate Lien, 5.00%, 08/01/47	11,195	11,638,441
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 7.7% (Cost: $290,839,783)		296,310,127
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 0.2%
City of Dallas Housing Finance Corp., Series 2025- 04FN, Class PT, 4.63%, 10/01/43	3,300	3,381,202
Mississippi Home Corp., Series 2025-06FN, Class PT, 4.55%, 04/01/42	3,985	4,053,541
		7,434,743
Housing — 0.1%
National Finance Authority Affordable Housing Certificates, Series 2024-1, Class A, 4.15%, 10/20/40	1,665	1,658,120
San Antonio Housing Trust Public Facility Corp., Series 2024-11FN, Class PT, 4.45%, 04/01/43	3,385	3,399,991
		5,058,111
Total Non-Agency Mortgage-Backed Securities — 0.3% (Cost: $12,335,000)		12,492,854
Total Long-Term Investments — 99.4% (Cost: $3,876,185,543)		3,814,949,959

Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2025
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 5.5%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 1.75%(k)(l)	211,441,874	$ 211,463,018
Total Short-Term Securities — 5.5% (Cost: $211,462,777)		211,463,018
Total Investments — 104.9% (Cost: $4,087,648,320)		4,026,412,977
Liabilities in Excess of Other Assets — 0.0%		(410,428)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.9)%		(188,830,711)
Net Assets — 100.0%		$ 3,837,171,838

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Zero-coupon bond.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between July 1, 2027 to September 1, 2032, is $50,590,071.

(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 137,872,305	$ 73,590,713 (a)	$ —	$ —	$ —	$ 211,463,018	211,441,874	$ 2,630,210	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	413	06/18/25	$ 45,953	$ (662,673)
U.S. Long Bond	313	06/18/25	37,110	(992,264)
5-Year U.S. Treasury Note	225	06/30/25	24,305	(227,428)
				$ (1,882,365)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
February 28, 2025
BlackRock Strategic Municipal Opportunities Fund

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 21,826,168	$ —	$ 21,826,168
Investment Companies	20,300,000	—	—	20,300,000
Municipal Bonds	—	3,464,020,810	—	3,464,020,810
Municipal Bonds Transferred to Tender Option Bond Trusts	—	296,310,127	—	296,310,127
Non-Agency Mortgage-Backed Securities	—	12,492,854	—	12,492,854
Short-Term Securities
Money Market Funds	211,463,018	—	—	211,463,018
Unfunded Commitments(a)	—	—	28,875,101	28,875,101
	$231,763,018	$3,794,649,959	$28,875,101	$4,055,288,078
Derivative Financial Instruments(b)
Liabilities
Interest Rate Contracts	$ (1,882,365)	$ —	$ —	$ (1,882,365)

(a)	Unfunded commitments are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $187,734,971 are categorized as Level 2 within the fair value hierarchy.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Unfunded Commitments
Assets
Opening balance, as of May 31, 2024	$ 66,552,404
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(a)	(37,677,303)
Purchases	—
Sales	—
Closing balance, as of February 28, 2025	$ 28,875,101
Net change in unrealized appreciation (depreciation) on investments still held at February 28, 2025(a)	$ (37,677,303)

(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at February 28, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2025
BlackRock Strategic Municipal Opportunities Fund

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
M/F	Multi-Family
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bond
S/F	Single-Family
SAB	Special Assessment Bonds
SAW	State Aid Withholding
ST	Special Tax
TA	Tax Allocation